Adoption of U.S. GAAP - Impact of Change Before Considering The Tax Effect from Share-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
Research and development	$ 13,055,000	$ 9,636,000	$ 5,924,000
Other operating expenses	29,023,000	14,002,000	5,449,000
Loss before income tax	(32,068,000)	(96,537,000)	(21,381,000)
(Condensed Consolidated Balance Sheet)
Additional paid-in capital	337,928,000	96,471,000
Adjustment to accumulated deficit	(222,815,000)	(186,174,000)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	$ 143,855,000	49,918,000
Adjustments/ Reclassifications
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
Research and development		(4,000)	46,000
Other operating expenses		0	(27,000)
Loss before income tax		21,436,000	92,397,000
(Condensed Consolidated Balance Sheet)
Additional paid-in capital		(139,438,000)
Adjustment to accumulated deficit		111,578,000
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)		(764,000)
Adjustments/ Reclassifications | IFRS Impact on Share-Based Compensation
(Condensed Consolidated Statement of Operations and Comprehensive Loss)
General and administrative expenses		(80,000)	(136,000)
Research and development		0	(89,000)
Other operating expenses		0	(27,000)
Loss before income tax		(80,000)	$ (252,000)
(Condensed Consolidated Balance Sheet)
Additional paid-in capital		542,000
Adjustment to accumulated deficit		(542,000)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)		$ 0